Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 365.0	$ 162.1
Deductible capital losses	110.4	110.1
Investment tax credits receivable	62.7	57.6
Refundable investment tax credits receivable	53.4	50.3
Investment tax credits receivable available to reduce future taxable income	$ 9.3	$ 7.3
Effective minimum tax rate	26.5	26.5
Applicable tax rate	26.50%	26.50%
Pillar Two Tax [Member]
Disclosure of income taxes [line items]
Applicable tax rate	15.00%
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 331.9	$ 125.9
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income	$ 31.1	$ 36.2